Stock-Based Compensation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Weighted average assumptions used to estimate fair value of options granted
Expected dividend yield		0.00%
Stock Options [Member]
Weighted average assumptions used to estimate fair value of options granted
Expected volatility	259.31%	292.52%
Expected life of option	6 years 2 months 12 days	5 years 11 months 16 days
Risk free interest rate	1.11%	0.98%
Expected dividend yield	0.00%	0.00%